SUBSIDIARY PUBLIC ISSUERS	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at December 31, 2021:
Current assets	$50	$419	$2,182	$1,155	$2,619	$(3,564)	$2,861
Long-term assets	4,979	258	3	32,973	52,921	(38,128)	53,006
Current liabilities	46	7	28	7,720	2,943	(7,522)	3,222
Long-term liabilities	—	—	2,149	—	26,500	—	28,649
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	12,303	—	12,303
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,894	—	—	2,894
BEPC exchangeable shares	—	—	—	—	2,562	—	2,562
Preferred equity	—	613	—	—	—	—	613
Perpetual subordinated notes	—	—	—	592	—	—	592
Preferred limited partners’ equity	881	—	—	891	—	(891)	881
As at December 31, 2020:
Current assets	$44	$416	$2,173	$568	$1,770	$(3,229)	$1,742
Long-term assets	4,879	256	6	31,329	47,886	(36,376)	47,980
Current liabilities	39	7	39	6,535	2,276	(6,135)	2,761
Long-term liabilities	—	—	2,132	214	22,851	(3)	25,194
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	11,100	—	11,100
Participating non-controlling interests – in a holding subsidiary – Redeemable\Exchangeable units held by Brookfield	—	—	—	2,721	—	—	2,721
BEPC exchangeable shares	—	—	—	—	2,408	—	2,408
Preferred equity	—	609	—	—	—	—	609
Preferred limited partners’ equity	1,028	—	—	1,039	—	(1,039)	1,028
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Finco	Subsidiary Credit Supporters	Other Subsidiaries(1)(2)	Consolidating adjustments(3)	Brookfield Renewable consolidated
For the year ended December 31, 2021
Revenues	$—	$—	$—	$—	$4,096	$—	$4,096
Net income (loss)	(136)	—	—	(1,185)	561	694	(66)
For the year ended December 31, 2020
Revenues	$—	$—	$—	$—	$3,810	$—	$3,810
Net income (loss)	(130)	—	(10)	(772)	1,173	(306)	(45)
For the year ended December 31, 2019
Revenues	$—	$—	$—	$2	$3,970	$(1)	$3,971
Net income (loss)	10	—	(4)	(156)	1,997	(1,767)	80
(1)Includes investments in subsidiaries under the equity method.
(2)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Subsidiary Credit Supporters.
(3)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.
See Note 14 – Borrowings for additional details regarding the medium term notes issued by Finco. See Note 15 – Non-controlling interests for additional details regarding Class A Preference Shares issued by BRP Equity.